Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.9%
Diversified Financial Services – 1.8%
Mastercard Inc - Class A	215,450	$121,069,973
Toast Inc - Class A*	551,387	24,420,930
		145,490,903
Electronic Equipment, Instruments & Components – 1.4%
Amphenol Corp	1,155,472	114,102,860
Entertainment – 1.5%
Netflix Inc*	72,422	96,982,473
Spotify Technology SA*	30,044	23,053,963
		120,036,436
Hotels, Restaurants & Leisure – 2.7%
Booking Holdings Inc	14,190	82,149,315
DoorDash Inc - Class A*	536,566	132,268,885
		214,418,200
Independent Power and Renewable Electricity Producers – 0.8%
Vistra Corp	318,865	61,799,226
Information Technology Services – 2.3%
Shopify Inc*	836,213	96,457,169
Snowflake Inc - Class A*	406,641	90,994,057
		187,451,226
Interactive Media & Services – 3.4%
Alphabet Inc - Class C	650,084	115,318,401
Meta Platforms Inc - Class A	218,328	161,145,713
		276,464,114
Multiline Retail – 6.8%
Amazon.com Inc*	1,506,553	330,522,663
MercadoLibre Inc*	81,278	212,430,619
		542,953,282
Semiconductor & Semiconductor Equipment – 39.2%
Analog Devices Inc	434,777	103,485,621
ASM International NV	46,216	29,579,024
ASML Holding NV	248,412	198,252,110
Broadcom Inc	1,666,991	459,506,069
KLA Corp	168,956	151,340,647
Lam Research Corp	444,553	43,272,789
Nova Ltd*,#	190,509	52,428,077
NVIDIA Corp	7,290,102	1,151,763,214
NXP Semiconductors NV	177,359	38,751,168
ON Semiconductor Corp*	918,486	48,137,851
SK Hynix Inc	501,954	108,627,116
Taiwan Semiconductor Manufacturing Co Ltd	21,010,000	762,508,988
		3,147,652,674
Software – 33.6%
ANSYS Inc*	105,968	37,218,081
Appfolio Inc*	96,027	22,113,098
Atlassian Corp - Class A*	202,865	41,199,853
Autodesk Inc*	420,203	130,082,243
Cadence Design Systems Inc*	681,249	209,926,879
CCC Intelligent Solutions Holdings Inc*	3,654,267	34,386,653
Constellation Software Inc/Canada	52,347	191,964,630
Datadog Inc - Class A*	555,612	74,635,360
Dynatrace Inc*	1,213,638	67,004,954
HubSpot Inc*	99,438	55,350,174
Intuit Inc	244,377	192,478,657
Kinaxis Inc*	208,624	31,030,062
Klaviyo Inc - Class A*	434,091	14,576,776
Lumine Group Inc*	1,110,596	39,012,784
Microsoft Corp	2,021,596	1,005,562,066
Monday.com Ltd*	106,186	33,393,373
Oracle Corp	436,302	95,388,706
Procore Technologies Inc*	1,067,379	73,030,071
Samsara Inc - Class A*	683,874	27,204,508
ServiceNow Inc*	73,925	76,000,814
ServiceTitan Inc - Class A*	182,001	19,506,867
Synopsys Inc*	275,771	141,382,276

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Tyler Technologies Inc*	108,025	$64,041,541
Workday Inc - Class A*	91,958	22,069,920
		2,698,560,346
Technology Hardware, Storage & Peripherals – 4.7%
Apple Inc	1,836,114	376,715,509
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc	235,287	56,059,481
Total Common Stocks (cost $4,155,479,733)		7,941,704,257
Private Placements – 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	14,983,345
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - private equity common shares*,¢,§	78,474	5,413,921
Via Transportation Inc - Series A*,¢,§	50,741	3,500,622
Via Transportation Inc - Series B*,¢,§	9,272	639,675
Via Transportation Inc - Series C*,¢,§	8,331	574,756
Via Transportation Inc - Series D*,¢,§	29,804	2,056,178
Via Transportation Inc - Series E*,¢,§	13,836	954,546
Via Transportation Inc - Series G-1*,¢,§	563,981	38,909,049
		52,048,747
Total Private Placements (cost $56,880,997)		67,032,092
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,182)	333,275	130,311
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $25,753,685)	25,748,536	25,753,685
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	357,084	357,084
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$89,271	89,271
Total Investments Purchased with Cash Collateral from Securities Lending (cost $446,355)		446,355
Total Investments (total cost $4,239,546,952) – 100.0%		8,035,066,700
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(1,942,058)
Net Assets – 100%		$8,033,124,642

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,256,198,474	77.9%
Taiwan	762,508,988	9.5
Canada	358,464,645	4.5
Netherlands	227,831,134	2.8
Argentina	212,430,619	2.6
South Korea	108,627,116	1.3
Israel	85,821,450	1.1
Sweden	23,053,963	0.3
Singapore	130,311	0.0
Total	$8,035,066,700	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$354,177,309	$1,243,105,347	$(1,571,528,971)	$(10,375)	$10,375	$25,753,685	25,748,536	$6,332,007
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	1,285,451	80,989,717	(81,918,084)	-	-	357,084	357,084	89,537 ∆
Total Affiliated Investments - 0.3%
	$355,462,760	$1,324,095,064	$(1,653,447,055)	$(10,375)	$10,375	$26,110,769	26,105,620	$6,421,544

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $67,032,092, which represents 0.8% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$13,821,757	$14,983,345	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	5,413,921	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	3,500,622	0.0
Via Transportation Inc - Series B	12/2/21	400,829	639,675	0.0
Via Transportation Inc - Series C	12/2/21	360,149	574,756	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	2,056,178	0.0
Via Transportation Inc - Series E	12/2/21	598,130	954,546	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	25,665,478	38,909,049	0.5
Total		$56,880,997	$67,032,092	0.8%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$7,941,704,257	$-	$-
Private Placements	-	-	67,032,092
Warrants	130,311	-	-
Investment Companies	-	25,753,685	-
Investments Purchased with Cash Collateral from Securities Lending	-	446,355	-
Total Assets	$7,941,834,568	$26,200,040	$67,032,092

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70237 08-25